UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 888 7th Avenue
         Suite 1100
         New York, New York  10019

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $784,552 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY HLDG CO             COM              90136Q100     3087   287408 SH       SOLE                   287408        0        0
ALCOA INC                      COM              013817101    12581   310402 SH       SOLE                   310402        0        0
ALTRIA GROUP INC               COM              02209S103    81010  1154971 SH       SOLE                  1154971        0        0
ANHEUSER BUSCH COS INC         COM              035229103    31296   600000 SH  CALL SOLE                   600000        0        0
BLOCK H & R INC                COM              093671105    73482  3144269 SH       SOLE                  3144269        0        0
BORDERS GROUP INC              COM              099709107    33975  1782514 SH       SOLE                  1782514        0        0
CHAPARRAL STL CO DEL           COM              159423102     7962   110781 SH       SOLE                   110781        0        0
COMPTON PETE CORP              COM              204940100    50077  5032874 SH       SOLE                  5032874        0        0
CSX CORP                       COM              126408103    21413   475000 SH  CALL SOLE                   475000        0        0
E M C CORP MASS                COM              268648102    64738  3576679 SH       SOLE                  3576679        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    35104   892782 SH       SOLE                   892782        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    23526   701444 SH       SOLE                   701444        0        0
GRIFFON CORP                   COM              398433102     7062   324221 SH       SOLE                   324221        0        0
GRUBB & ELLIS CO               COM PAR $0.01    400095204      741    63900 SH       SOLE                    63900        0        0
GUITAR CTR MGMT INC            COM              402040109    11973   200180 SH       SOLE                   200180        0        0
GUITAR CTR MGMT INC            COM              402040109     4707    78700 SH  PUT  SOLE                    78700        0        0
HEINZ H J CO                   COM              423074103    37258   784877 SH       SOLE                   784877        0        0
HUDSON CITY BANCORP            COM              443683107    20518  1679014 SH       SOLE                  1679014        0        0
JACKSON HEWITT TAX SVCS INC    COM              468202106    18272   650000 SH  PUT  SOLE                   650000        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303     8168   193000 SH       SOLE                   193000        0        0
LEGG MASON INC                 COM              524901105     3807    38700 SH       SOLE                    38700        0        0
LEVITT CORP                    CL A             52742P108     8135   862715 SH       SOLE                   862715        0        0
METLIFE INC                    COM              59156R108     3856    59801 SH       SOLE                    59801        0        0
MICROSOFT CORP                 COM              594918104    48829  1656905 SH       SOLE                  1656905        0        0
MIRANT CORP NEW                COM              60467R100     7732   181278 SH       SOLE                   181278        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105     7142   402838 SH       SOLE                   402838        0        0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100    14086   405360 SH       SOLE                   405360        0        0
POGO PRODUCING CO              COM              730448107    15539   305937 SH       SOLE                   305937        0        0
PXRE GROUP LTD                 COM              G73018106     5000  1077591 SH       SOLE                  1077591        0        0
QUALCOMM INC                   COM              747525103    57346  1321651 SH       SOLE                  1321651        0        0
RINKER GROUP LTD               SPONSORED ADR    76687M101      565     7100 SH       SOLE                     7100        0        0
SLM CORP                       COM              78442P106     8637   150000 SH       SOLE                   150000        0        0
STATE BANCORP INC N.Y          COM              855716106     1779   106718 SH       SOLE                   106718        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    14136   706800 SH  CALL SOLE                   706800        0        0
TFS FINL CORP                  COM              87240R107     7580   656847 SH       SOLE                   656847        0        0
TOPPS INC                      COM              890786106     1883   179166 SH       SOLE                   179166        0        0
VIRGIN MEDIA INC               COM              92769L101     7369   302391 SH       SOLE                   302391        0        0
WEYERHAEUSER CO                COM              962166104    24181   306362 SH       SOLE                   306362        0        0